WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 93.3%
COMMUNICATION SERVICES - 6.7%
Diversified Telecommunication Services - 2.2%
AT&T Inc., Senior Notes	6.950%	1/15/28	3,460,000	$3,670,268
AT&T Inc., Senior Notes	4.300%	2/15/30	510,000	495,749
AT&T Inc., Senior Notes	4.500%	5/15/35	1,820,000	1,705,768
AT&T Inc., Senior Notes	6.375%	3/1/41	1,063,000	1,166,404
AT&T Inc., Senior Notes	4.800%	6/15/44	208,000	191,798
AT&T Inc., Senior Notes	4.500%	3/9/48	690,000	597,673	(a)
AT&T Inc., Senior Notes	3.500%	9/15/53	4,516,000	3,284,480
AT&T Inc., Senior Notes	3.550%	9/15/55	1,693,000	1,217,393
AT&T Inc., Senior Notes	3.800%	12/1/57	1,680,000	1,250,096
AT&T Inc., Senior Notes	3.650%	9/15/59	133,000	95,210
AT&T Inc., Senior Notes	3.500%	2/1/61	1,940,000	1,380,785
British Telecommunications PLC, Senior Notes	9.625%	12/15/30	255,000	318,071
Deutsche Telekom International Finance BV, Senior Notes	8.750%	6/15/30	310,000	379,022
NTT Finance Corp., Senior Notes	2.065%	4/3/31	580,000	485,469	(a)
Telefonica Emisiones SA, Senior Notes	4.665%	3/6/38	230,000	201,610
Telefonica Emisiones SA, Senior Notes	5.213%	3/8/47	500,000	437,997
Verizon Communications Inc., Senior Notes	1.500%	9/18/30	2,110,000	1,709,440
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	1,010,000	860,845
Verizon Communications Inc., Senior Notes	4.272%	1/15/36	3,360,000	3,118,776
Verizon Communications Inc., Senior Notes	2.650%	11/20/40	290,000	207,295
Verizon Communications Inc., Senior Notes	3.400%	3/22/41	1,850,000	1,472,650
Verizon Communications Inc., Senior Notes	2.850%	9/3/41	540,000	395,963
Verizon Communications Inc., Senior Notes	6.550%	9/15/43	230,000	261,600
Verizon Communications Inc., Senior Notes	4.125%	8/15/46	190,000	162,575
Verizon Communications Inc., Senior Notes	4.000%	3/22/50	470,000	391,866
Verizon Communications Inc., Senior Notes	2.875%	11/20/50	360,000	239,810
Verizon Communications Inc., Senior Notes	2.987%	10/30/56	440,000	286,600

Total Diversified Telecommunication Services				25,985,213

Entertainment - 0.8%
Walt Disney Co., Senior Notes	6.200%	12/15/34	70,000	79,498
Walt Disney Co., Senior Notes	6.400%	12/15/35	69,000	79,413
Walt Disney Co., Senior Notes	6.650%	11/15/37	160,000	190,034
Walt Disney Co., Senior Notes	5.400%	10/1/43	690,000	727,933
Warnermedia Holdings Inc., Senior Notes	3.428%	3/15/24	1,760,000	1,720,059	(a)
Warnermedia Holdings Inc., Senior Notes	4.279%	3/15/32	2,010,000	1,795,973	(a)

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2023 Quarterly Report	1

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Entertainment - (continued)
Warnermedia Holdings Inc., Senior Notes	5.050%	3/15/42	3,210,000	$2,687,856	(a)
Warnermedia Holdings Inc., Senior Notes	5.141%	3/15/52	2,780,000	2,255,542	(a)

Total Entertainment				9,536,308

Interactive Media & Services - 0.2%
Meta Platforms Inc., Senior Notes	3.850%	8/15/32	1,050,000	983,481
Meta Platforms Inc., Senior Notes	4.450%	8/15/52	80,000	70,471
Tencent Holdings Ltd., Senior Notes	3.840%	4/22/51	1,120,000	815,456	(a)

Total Interactive Media & Services				1,869,408

Media - 2.4%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	1,540,000	1,261,122
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.750%	2/15/28	4,879,000	4,534,489
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	40,000	37,882
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	2.250%	1/15/29	2,200,000	1,835,976
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.400%	4/1/33	1,840,000	1,634,320
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	6/1/41	830,000	570,299
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	3/1/42	1,280,000	865,911
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.125%	7/1/49	3,240,000	2,567,976
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.850%	4/1/61	450,000	281,141
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.950%	6/30/62	1,190,000	755,518
Comcast Corp., Senior Notes	3.400%	4/1/30	350,000	327,413
Comcast Corp., Senior Notes	7.050%	3/15/33	880,000	1,043,965
Comcast Corp., Senior Notes	4.200%	8/15/34	100,000	95,798

See Notes to Schedule of Investments.

2	Western Asset Corporate Bond Fund 2023 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
Comcast Corp., Senior Notes	6.500%	11/15/35	205,000	$236,035
Comcast Corp., Senior Notes	3.750%	4/1/40	1,310,000	1,126,298
Comcast Corp., Senior Notes	3.969%	11/1/47	200,000	168,455
Comcast Corp., Senior Notes	2.887%	11/1/51	2,447,000	1,672,677
Comcast Corp., Senior Notes	2.937%	11/1/56	2,113,000	1,408,979
Comcast Corp., Senior Notes	4.950%	10/15/58	590,000	572,203
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	1,170,000	875,306	(a)
Fox Corp., Senior Notes	5.476%	1/25/39	880,000	843,644
NBCUniversal Media LLC, Senior Notes	4.450%	1/15/43	62,000	56,701
TCI Communications Inc., Senior Notes	7.125%	2/15/28	180,000	201,338
Time Warner Cable Enterprises LLC, Senior Secured Notes	8.375%	7/15/33	1,438,000	1,638,831
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	610,000	601,862
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	1,030,000	1,069,838
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	2,380,000	2,346,629

Total Media				28,630,606

Wireless Telecommunication Services - 1.1%
Sprint LLC, Senior Notes	7.125%	6/15/24	5,217,000	5,308,146
T-Mobile USA Inc., Senior Notes	2.400%	3/15/29	800,000	697,341
T-Mobile USA Inc., Senior Notes	2.550%	2/15/31	1,460,000	1,238,105
T-Mobile USA Inc., Senior Notes	2.875%	2/15/31	430,000	371,395
T-Mobile USA Inc., Senior Notes	2.250%	11/15/31	760,000	622,716
T-Mobile USA Inc., Senior Notes	2.700%	3/15/32	3,060,000	2,579,439
T-Mobile USA Inc., Senior Notes	4.375%	4/15/40	150,000	134,536
T-Mobile USA Inc., Senior Notes	3.000%	2/15/41	1,500,000	1,113,285
T-Mobile USA Inc., Senior Notes	3.300%	2/15/51	1,000,000	712,180
Vodafone Group PLC, Senior Notes	6.150%	2/27/37	370,000	396,108

Total Wireless Telecommunication Services				13,173,251

TOTAL COMMUNICATION SERVICES				79,194,786

CONSUMER DISCRETIONARY - 10.6%
Automobile Components - 1.0%
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	11,680,000	11,491,835	(a)

Automobiles - 3.5%
Ford Motor Co., Senior Notes	3.250%	2/12/32	540,000	425,178
Ford Motor Co., Senior Notes	4.750%	1/15/43	420,000	322,652
Ford Motor Credit Co. LLC, Senior Notes	3.664%	9/8/24	2,380,000	2,287,060

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2023 Quarterly Report	3

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Automobiles - (continued)
Ford Motor Credit Co. LLC, Senior Notes	2.300%	2/10/25	5,127,000	$4,758,984
Ford Motor Credit Co. LLC, Senior Notes	6.950%	3/6/26	5,840,000	5,934,433
Ford Motor Credit Co. LLC, Senior Notes	2.700%	8/10/26	1,150,000	1,024,938
Ford Motor Credit Co. LLC, Senior Notes	4.950%	5/28/27	3,010,000	2,875,453
Ford Motor Credit Co. LLC, Senior Notes	4.125%	8/17/27	420,000	385,394
Ford Motor Credit Co. LLC, Senior Notes	4.000%	11/13/30	300,000	255,332
General Motors Co., Senior Notes	6.125%	10/1/25	2,090,000	2,130,754
General Motors Co., Senior Notes	5.600%	10/15/32	1,398,000	1,370,193
General Motors Co., Senior Notes	6.600%	4/1/36	460,000	474,124
General Motors Co., Senior Notes	6.750%	4/1/46	910,000	921,669
General Motors Co., Senior Notes	5.950%	4/1/49	190,000	176,699
Nissan Motor Acceptance Co. LLC, Senior Notes	1.050%	3/8/24	1,420,000	1,350,620	(a)
Nissan Motor Acceptance Co. LLC, Senior Notes	2.000%	3/9/26	510,000	452,271	(a)
Nissan Motor Acceptance Co. LLC, Senior Notes	2.750%	3/9/28	240,000	203,151	(a)
Nissan Motor Co. Ltd., Senior Notes	3.043%	9/15/23	7,930,000	7,812,811	(a)
Nissan Motor Co. Ltd., Senior Notes	3.522%	9/17/25	8,155,000	7,730,892	(a)
Nissan Motor Co. Ltd., Senior Notes	4.810%	9/17/30	220,000	199,358	(a)

Total Automobiles				41,091,966

Broadline Retail - 1.1%
Alibaba Group Holding Ltd., Senior Notes	2.125%	2/9/31	840,000	695,563
Alibaba Group Holding Ltd., Senior Notes	2.700%	2/9/41	500,000	336,276
Alibaba Group Holding Ltd., Senior Notes	4.200%	12/6/47	200,000	158,324
Alibaba Group Holding Ltd., Senior Notes	3.150%	2/9/51	2,380,000	1,559,898
Amazon.com Inc., Senior Notes	1.200%	6/3/27	380,000	337,495
Amazon.com Inc., Senior Notes	2.100%	5/12/31	2,260,000	1,932,778
Amazon.com Inc., Senior Notes	3.600%	4/13/32	590,000	560,820
Amazon.com Inc., Senior Notes	3.875%	8/22/37	720,000	670,659
Amazon.com Inc., Senior Notes	2.500%	6/3/50	870,000	590,428
Amazon.com Inc., Senior Notes	3.100%	5/12/51	1,900,000	1,441,195
Amazon.com Inc., Senior Notes	3.950%	4/13/52	270,000	239,934
MercadoLibre Inc., Senior Notes	2.375%	1/14/26	940,000	842,123
MercadoLibre Inc., Senior Notes	3.125%	1/14/31	920,000	725,650
Nordstrom Inc., Senior Notes	2.300%	4/8/24	3,300,000	3,155,856

Total Broadline Retail				13,246,999

See Notes to Schedule of Investments.

4	Western Asset Corporate Bond Fund 2023 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - 4.6%
Carnival Corp., Senior Notes	7.200%	10/1/23	1,780,000	$1,786,332
Genting New York LLC/GENNY Capital Inc., Senior Notes	3.300%	2/15/26	4,519,000	4,067,960	(a)
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	6,109,000	5,913,862
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	8,010,000	7,616,169
McDonald’s Corp., Senior Notes	4.450%	3/1/47	660,000	605,306
McDonald’s Corp., Senior Notes	4.450%	9/1/48	1,540,000	1,431,734
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	990,000	811,305	(a)
Sands China Ltd., Senior Notes	5.625%	8/8/25	10,803,000	10,538,769
Sands China Ltd., Senior Notes	4.300%	1/8/26	2,901,000	2,726,322
Sands China Ltd., Senior Notes	4.300%	1/8/26	150,000	140,994	(b)
Sands China Ltd., Senior Notes	5.900%	8/8/28	6,390,000	6,071,276
Sands China Ltd., Senior Notes	4.875%	6/18/30	870,000	771,586	(b)
Sands China Ltd., Senior Notes	4.875%	6/18/30	1,580,000	1,401,271
Sands China Ltd., Senior Notes	3.750%	8/8/31	2,290,000	1,841,380
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Senior Notes	5.500%	3/1/25	780,000	766,295	(a)
Wynn Macau Ltd., Senior Notes	4.875%	10/1/24	8,150,000	7,915,728	(a)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	420,000	344,486	(a)

Total Hotels, Restaurants & Leisure				54,750,775

Household Durables - 0.1%
Lennar Corp., Senior Notes	5.000%	6/15/27	210,000	209,313
MDC Holdings Inc., Senior Notes	2.500%	1/15/31	1,290,000	1,004,489
MDC Holdings Inc., Senior Notes	6.000%	1/15/43	570,000	496,070

Total Household Durables				1,709,872

Specialty Retail - 0.3%
Lithia Motors Inc., Senior Notes	4.625%	12/15/27	490,000	456,312	(a)
Lithia Motors Inc., Senior Notes	3.875%	6/1/29	840,000	727,658	(a)
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	230,000	227,394
Lowe’s Cos. Inc., Senior Notes	1.700%	10/15/30	820,000	663,411
Lowe’s Cos. Inc., Senior Notes	2.800%	9/15/41	770,000	546,712
Lowe’s Cos. Inc., Senior Notes	4.250%	9/15/44	6,000	4,836
Lowe’s Cos. Inc., Senior Notes	3.000%	10/15/50	1,740,000	1,157,197

Total Specialty Retail				3,783,520

TOTAL CONSUMER DISCRETIONARY				126,074,967

CONSUMER STAPLES - 2.2%
Beverages - 0.4%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.600%	4/15/48	3,855,000	3,641,938
Constellation Brands Inc., Senior Notes	5.000%	2/2/26	860,000	860,361

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2023 Quarterly Report	5

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Beverages - (continued)
Constellation Brands Inc., Senior Notes	3.700%	12/6/26	160,000	$154,799
Constellation Brands Inc., Senior Notes	3.500%	5/9/27	60,000	57,755

Total Beverages				4,714,853

Food Products - 0.2%
Mars Inc., Senior Notes	2.375%	7/16/40	1,640,000	1,185,247	(a)
Pilgrim’s Pride Corp., Senior Notes	5.875%	9/30/27	1,020,000	1,014,808	(a)

Total Food Products				2,200,055

Personal Care Products - 0.3%
Kenvue Inc., Senior Notes	4.900%	3/22/33	2,180,000	2,253,219	(a)
Kenvue Inc., Senior Notes	5.050%	3/22/53	1,080,000	1,113,973	(a)
Kenvue Inc., Senior Notes	5.200%	3/22/63	630,000	653,437	(a)

Total Personal Care Products				4,020,629

Tobacco - 1.3%
Altria Group Inc., Senior Notes	4.800%	2/14/29	1,257,000	1,247,799
Altria Group Inc., Senior Notes	2.450%	2/4/32	4,400,000	3,466,917
Altria Group Inc., Senior Notes	3.400%	2/4/41	2,880,000	2,039,762
Altria Group Inc., Senior Notes	4.250%	8/9/42	60,000	47,069
Altria Group Inc., Senior Notes	3.875%	9/16/46	200,000	144,179
Altria Group Inc., Senior Notes	5.950%	2/14/49	1,400,000	1,326,612
BAT Capital Corp., Senior Notes	2.259%	3/25/28	3,740,000	3,209,225
Philip Morris International Inc., Senior Notes	1.750%	11/1/30	2,560,000	2,058,692
Reynolds American Inc., Senior Notes	8.125%	5/1/40	760,000	867,366
Reynolds American Inc., Senior Notes	5.850%	8/15/45	600,000	541,813

Total Tobacco				14,949,434

TOTAL CONSUMER STAPLES				25,884,971

ENERGY - 14.8%
Oil, Gas & Consumable Fuels - 14.8%
Apache Corp., Senior Notes	7.950%	4/15/26	685,000	716,900
Apache Corp., Senior Notes	5.350%	7/1/49	1,690,000	1,308,471
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	4,124,000	3,872,828	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.625%	12/15/25	2,400,000	2,378,160	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.625%	7/15/26	1,570,000	1,524,902	(a)
BP Capital Markets America Inc., Senior Notes	3.000%	2/24/50	1,360,000	964,660
Cameron LNG LLC, Senior Secured Notes	3.701%	1/15/39	230,000	193,126	(a)
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	710,000	587,234
Chesapeake Energy Corp., Senior Notes	5.500%	2/1/26	5,590,000	5,506,457	(a)

See Notes to Schedule of Investments.

6	Western Asset Corporate Bond Fund 2023 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Chord Energy Corp., Senior Notes	6.375%	6/1/26	630,000	$624,762	(a)
Cimarex Energy Co., Senior Notes	4.375%	3/15/29	2,490,000	2,209,961
Continental Resources Inc., Senior Notes	4.500%	4/15/23	3,460,000	3,455,722
Continental Resources Inc., Senior Notes	2.268%	11/15/26	800,000	711,217	(a)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	3,190,000	3,009,104
Continental Resources Inc., Senior Notes	2.875%	4/1/32	2,760,000	2,144,858	(a)
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	1,770,000	1,690,525
DCP Midstream Operating LP, Senior Notes	3.250%	2/15/32	1,510,000	1,275,014
DCP Midstream Operating LP, Senior Notes	6.450%	11/3/36	790,000	823,622	(a)
Devon Energy Corp., Senior Notes	5.850%	12/15/25	1,700,000	1,728,310
Devon Energy Corp., Senior Notes	5.250%	10/15/27	72,000	72,047
Devon Energy Corp., Senior Notes	5.875%	6/15/28	994,000	1,013,069
Devon Energy Corp., Senior Notes	4.500%	1/15/30	1,520,000	1,453,115
Devon Energy Corp., Senior Notes	7.950%	4/15/32	519,000	605,530
Devon Energy Corp., Senior Notes	5.600%	7/15/41	2,750,000	2,638,080
Devon Energy Corp., Senior Notes	5.000%	6/15/45	2,120,000	1,887,323
Devon OEI Operating LLC, Senior Notes	7.500%	9/15/27	1,400,000	1,526,486
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	2,290,000	2,171,217
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	1,670,000	1,527,921
Diamondback Energy Inc., Senior Notes	4.400%	3/24/51	3,020,000	2,435,540
Ecopetrol SA, Senior Notes	4.625%	11/2/31	1,310,000	1,009,078
Ecopetrol SA, Senior Notes	5.875%	5/28/45	499,000	346,805
Ecopetrol SA, Senior Notes	5.875%	11/2/51	1,150,000	778,550
El Paso Natural Gas Co. LLC, Senior Notes	7.500%	11/15/26	815,000	868,661
Endeavor Energy Resources LP/EER Finance Inc., Senior Notes	5.750%	1/30/28	500,000	496,745	(a)
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	1,505,000	1,328,162	(c)(d)
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. USD LIBOR + 4.155%)	6.625%	2/15/28	890,000	666,230	(c)(d)
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	3,920,000	3,464,709	(c)(d)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	8,770,000	7,397,495	(c)(d)
Energy Transfer LP, Senior Notes	3.900%	7/15/26	630,000	606,337
Energy Transfer LP, Senior Notes	5.500%	6/1/27	2,720,000	2,751,627

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2023 Quarterly Report	7

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Energy Transfer LP, Senior Notes	4.950%	6/15/28	2,430,000	$2,415,221
Energy Transfer LP, Senior Notes	5.250%	4/15/29	1,470,000	1,465,792
Energy Transfer LP, Senior Notes	5.800%	6/15/38	120,000	118,027
Energy Transfer LP, Senior Notes	6.125%	12/15/45	290,000	280,879
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	3,060,000	2,715,825
Enterprise Products Operating LLC, Senior Notes	6.875%	3/1/33	1,470,000	1,678,995
Enterprise Products Operating LLC, Senior Notes	5.700%	2/15/42	270,000	277,758
Enterprise Products Operating LLC, Senior Notes	4.250%	2/15/48	2,900,000	2,474,086
Enterprise Products Operating LLC, Senior Notes	3.300%	2/15/53	2,230,000	1,617,308
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	720,000	566,048
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. USD LIBOR + 2.570%)	5.375%	2/15/78	3,920,000	3,156,345	(d)
EOG Resources Inc., Senior Notes	4.375%	4/15/30	1,010,000	1,007,264
EQM Midstream Partners LP, Senior Notes	4.750%	7/15/23	968,000	963,228
EQM Midstream Partners LP, Senior Notes	7.500%	6/1/27	1,410,000	1,417,008	(a)
EQT Corp., Senior Notes	6.125%	2/1/25	2,942,000	2,962,439
EQT Corp., Senior Notes	5.678%	10/1/25	1,140,000	1,137,791
EQT Corp., Senior Notes	3.125%	5/15/26	1,230,000	1,138,795	(a)
EQT Corp., Senior Notes	3.900%	10/1/27	1,060,000	997,370
EQT Corp., Senior Notes	7.000%	2/1/30	750,000	785,734
EQT Corp., Senior Notes	3.625%	5/15/31	1,340,000	1,162,769	(a)
Exxon Mobil Corp., Senior Notes	4.227%	3/19/40	870,000	815,703
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	750,000	598,242
Florida Gas Transmission Co. LLC, Senior Notes	2.300%	10/1/31	4,990,000	4,071,738	(a)
KazMunayGas National Co. JSC, Senior Notes	3.500%	4/14/33	1,000,000	752,341	(a)
Kinder Morgan Energy Partners LP, Senior Notes	7.300%	8/15/33	390,000	436,825
Kinder Morgan Energy Partners LP, Senior Notes	5.625%	9/1/41	350,000	333,811
Kinder Morgan Inc., Senior Notes	5.300%	12/1/34	270,000	265,284
Kinder Morgan Inc., Senior Notes	5.200%	3/1/48	1,930,000	1,730,979

See Notes to Schedule of Investments.

8	Western Asset Corporate Bond Fund 2023 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
MEG Energy Corp., Senior Notes	7.125%	2/1/27	1,160,000	$1,184,364	(a)
MPLX LP, Senior Notes	4.800%	2/15/29	940,000	932,113
MPLX LP, Senior Notes	5.000%	3/1/33	3,030,000	2,966,645
MPLX LP, Senior Notes	4.500%	4/15/38	4,970,000	4,422,115
Northwest Pipeline LLC, Senior Notes	7.125%	12/1/25	2,070,000	2,154,840
Northwest Pipeline LLC, Senior Notes	4.000%	4/1/27	2,810,000	2,721,551
Occidental Petroleum Corp., Senior Notes	7.125%	10/15/27	550,000	574,929
Occidental Petroleum Corp., Senior Notes	7.950%	6/15/39	690,000	768,356
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	170,000	136,434
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	100,000	76,336
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	4.125%	2/15/28	1,170,000	1,101,620	(a)
Petrobras Global Finance BV, Senior Notes	6.900%	3/19/49	2,480,000	2,232,450
Petrobras Global Finance BV, Senior Notes	5.500%	6/10/51	1,010,000	784,930
Petroleos del Peru SA, Senior Notes	5.625%	6/19/47	420,000	272,370	(a)
Pioneer Natural Resources Co., Senior Notes	5.100%	3/29/26	1,930,000	1,939,031
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	1,810,000	1,487,613
Plains All American Pipeline LP, Junior Subordinated Notes (3 mo. USD LIBOR + 4.110%)	8.974%	5/1/23	3,932,000	3,520,041	(c)(d)
Plains All American Pipeline LP/PAA Finance Corp., Senior Notes	6.700%	5/15/36	150,000	152,832
Range Resources Corp., Senior Notes	4.875%	5/15/25	1,630,000	1,599,833
Range Resources Corp., Senior Notes	8.250%	1/15/29	1,000,000	1,054,950
Reliance Industries Ltd., Senior Notes	2.875%	1/12/32	4,340,000	3,610,926	(a)
Shell International Finance BV, Senior Notes	4.375%	5/11/45	1,380,000	1,275,160
Shell International Finance BV, Senior Notes	3.250%	4/6/50	1,040,000	794,551
Southwestern Energy Co., Senior Notes	8.375%	9/15/28	590,000	620,839
Southwestern Energy Co., Senior Notes	4.750%	2/1/32	580,000	512,981
Targa Resources Corp., Senior Notes	5.200%	7/1/27	2,400,000	2,381,624
Targa Resources Corp., Senior Notes	4.200%	2/1/33	3,170,000	2,853,865
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.875%	2/1/31	1,790,000	1,676,773
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.000%	1/15/32	1,010,000	881,381
Tennessee Gas Pipeline Co. LLC, Senior Notes	7.000%	3/15/27	1,250,000	1,332,502
Tennessee Gas Pipeline Co. LLC, Senior Notes	7.000%	10/15/28	3,510,000	3,818,510

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2023 Quarterly Report	9

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	2,420,000	$2,098,935	(a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.250%	12/1/26	2,070,000	2,171,258
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.250%	5/15/30	820,000	743,124
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	4.450%	8/1/42	3,240,000	2,852,480
Western Midstream Operating LP, Senior Notes	3.350%	2/1/25	2,752,000	2,630,651
Western Midstream Operating LP, Senior Notes	3.950%	6/1/25	400,000	383,214
Western Midstream Operating LP, Senior Notes	4.650%	7/1/26	2,260,000	2,186,550
Western Midstream Operating LP, Senior Notes	4.750%	8/15/28	170,000	161,978
Western Midstream Operating LP, Senior Notes	4.300%	2/1/30	1,190,000	1,084,387
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	1,950,000	1,703,296
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	530,000	449,890
Western Midstream Operating LP, Senior Notes	5.500%	8/15/48	670,000	577,952
Western Midstream Operating LP, Senior Notes	5.500%	2/1/50	630,000	535,500
Williams Cos. Inc., Senior Notes	3.500%	10/15/51	1,990,000	1,417,190

TOTAL ENERGY				175,953,035

FINANCIALS - 31.8%
Banks - 18.5%
Banco Mercantil del Norte SA, Junior Subordinated Notes (8.375% to 10/14/30 then 10 year Treasury Constant Maturity Rate + 7.760%)	8.375%	10/14/30	1,770,000	1,644,773	(a)(c)(d)
Banco Santander SA, Senior Notes	3.306%	6/27/29	200,000	178,531
Banco Santander SA, Senior Notes (4.175% to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	7,000,000	6,577,925	(d)
Bank of America Corp., Senior Notes (1.530% to 12/6/24 then SOFR + 0.650%)	1.530%	12/6/25	1,500,000	1,403,510	(d)

See Notes to Schedule of Investments.

10	Western Asset Corporate Bond Fund 2023 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Bank of America Corp., Senior Notes (1.898% to 7/23/30 then SOFR + 1.530%)	1.898%	7/23/31	750,000	$601,919	(d)
Bank of America Corp., Senior Notes (1.922% to 10/24/30 then SOFR + 1.370%)	1.922%	10/24/31	3,820,000	3,049,204	(d)
Bank of America Corp., Senior Notes (2.299% to 7/21/31 then SOFR + 1.220%)	2.299%	7/21/32	3,870,000	3,121,754	(d)
Bank of America Corp., Senior Notes (2.572% to 10/20/31 then SOFR + 1.210%)	2.572%	10/20/32	4,930,000	4,032,778	(d)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	800,000	677,960	(d)
Bank of America Corp., Senior Notes (2.676% to 6/19/40 then SOFR + 1.930%)	2.676%	6/19/41	420,000	297,483	(d)
Bank of America Corp., Senior Notes (2.687% to 4/22/31 then SOFR + 1.320%)	2.687%	4/22/32	1,720,000	1,436,450	(d)
Bank of America Corp., Senior Notes (2.831% to 10/24/50 then SOFR + 1.880%)	2.831%	10/24/51	1,170,000	765,702	(d)
Bank of America Corp., Senior Notes (2.884% to 10/22/29 then 3 mo. USD LIBOR + 1.190%)	2.884%	10/22/30	2,170,000	1,889,304	(d)
Bank of America Corp., Senior Notes (3.311% to 4/22/41 then SOFR + 1.580%)	3.311%	4/22/42	620,000	480,778	(d)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. USD LIBOR + 1.210%)	3.974%	2/7/30	300,000	280,683	(d)
Bank of America Corp., Senior Notes (4.271% to 7/23/28 then 3 mo. USD LIBOR + 1.310%)	4.271%	7/23/29	1,620,000	1,561,034	(d)
Bank of America Corp., Senior Notes (4.330% to 3/15/49 then 3 mo. USD LIBOR + 1.520%)	4.330%	3/15/50	1,140,000	979,381	(d)
Bank of America Corp., Senior Notes (4.376% to 4/27/27 then SOFR + 1.580%)	4.376%	4/27/28	1,010,000	977,791	(d)
Bank of America Corp., Senior Notes (4.443% to 1/20/47 then 3 mo. USD LIBOR + 1.990%)	4.443%	1/20/48	90,000	79,936	(d)
Bank of America Corp., Senior Notes (4.571% to 4/27/32 then SOFR + 1.830%)	4.571%	4/27/33	3,150,000	3,000,834	(d)
Bank of America Corp., Subordinated Notes (2.482% to 9/21/31 then 5 year Treasury Constant Maturity Rate + 1.200%)	2.482%	9/21/36	5,270,000	4,005,929	(d)
Bank of Nova Scotia, Junior Subordinated Notes (8.625% to 10/27/27 then 5 year Treasury Constant Maturity Rate + 4.389%)	8.625%	10/27/82	1,950,000	1,987,507	(d)
Bank of Nova Scotia, Subordinated Notes (4.588% to 5/4/32 then 5 year Treasury Constant Maturity Rate + 2.050%)	4.588%	5/4/37	360,000	317,634	(d)

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2023 Quarterly Report	11

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
BankUnited Inc., Senior Notes	4.875%	11/17/25	2,700,000	$2,422,389
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	1,540,000	1,426,269	(d)
BNP Paribas SA, Junior Subordinated Notes (7.750% to 8/16/29 then 5 year Treasury Constant Maturity Rate + 4.899%)	7.750%	8/16/29	6,690,000	6,420,393	(a)(c)(d)
BNP Paribas SA, Junior Subordinated Notes (9.250% to 11/17/27 then 5 year Treasury Constant Maturity Rate + 4.969%)	9.250%	11/17/27	3,180,000	3,237,248	(a)(c)(d)
BNP Paribas SA, Senior Notes (1.675% to 6/30/26 then SOFR + 0.912%)	1.675%	6/30/27	1,720,000	1,515,134	(a)(d)
BNP Paribas SA, Senior Notes (2.159% to 9/15/28 then SOFR + 1.218%)	2.159%	9/15/29	2,010,000	1,677,052	(a)(d)
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	1,380,000	1,268,418	(a)(d)
BNP Paribas SA, Senior Notes (2.871% to 4/19/31 then SOFR + 1.387%)	2.871%	4/19/32	1,640,000	1,367,054	(a)(d)
BNP Paribas SA, Senior Notes (5.125% to 1/13/28 then 1 year Treasury Constant Maturity Rate + 1.450%)	5.125%	1/13/29	5,000,000	5,014,215	(a)(d)
BPCE SA, Subordinated Notes	5.700%	10/22/23	5,620,000	5,577,949	(a)
BPCE SA, Subordinated Notes (3.116% to 10/19/31 then SOFR + 1.730%)	3.116%	10/19/32	2,670,000	2,003,974	(a)(d)
Citigroup Inc., Junior Subordinated Notes (4.000% to 12/10/25 then 5 year Treasury Constant Maturity Rate + 3.597%)	4.000%	12/10/25	1,000,000	886,250	(c)(d)
Citigroup Inc., Junior Subordinated Notes (4.150% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 3.000%)	4.150%	11/15/26	1,930,000	1,582,600	(c)(d)
Citigroup Inc., Senior Notes	7.875%	5/15/25	260,000	273,879
Citigroup Inc., Senior Notes	8.125%	7/15/39	1,897,000	2,449,714
Citigroup Inc., Senior Notes	4.650%	7/23/48	450,000	417,800
Citigroup Inc., Senior Notes (2.520% to 11/3/31 then SOFR + 1.177%)	2.520%	11/3/32	1,850,000	1,507,376	(d)
Citigroup Inc., Senior Notes (2.561% to 5/1/31 then SOFR + 1.167%)	2.561%	5/1/32	5,480,000	4,550,114	(d)
Citigroup Inc., Senior Notes (2.666% to 1/29/30 then SOFR + 1.146%)	2.666%	1/29/31	1,500,000	1,281,296	(d)
Citigroup Inc., Senior Notes (2.976% to 11/5/29 then SOFR + 1.422%)	2.976%	11/5/30	1,050,000	920,147	(d)

See Notes to Schedule of Investments.

12	Western Asset Corporate Bond Fund 2023 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Citigroup Inc., Senior Notes (3.785% to 3/17/32 then SOFR + 1.939%)	3.785%	3/17/33	4,460,000	$4,002,219	(d)
Citigroup Inc., Senior Notes (3.980% to 3/20/29 then 3 mo. Term SOFR + 1.600%)	3.980%	3/20/30	740,000	690,380	(d)
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	60,000	64,439
Comerica Inc., Senior Notes	3.700%	7/31/23	2,800,000	2,685,083
Cooperatieve Rabobank UA, Senior Notes (3.649% to 4/6/27 then 1 year Treasury Constant Maturity Rate + 1.220%)	3.649%	4/6/28	1,590,000	1,493,716	(a)(d)
Cooperatieve Rabobank UA, Senior Notes (3.758% to 4/6/32 then 1 year Treasury Constant Maturity Rate + 1.420%)	3.758%	4/6/33	3,220,000	2,883,428	(a)(d)
Credit Agricole SA, Junior Subordinated Notes (7.875% to 12/23/23 then USD 5 year ICE Swap Rate + 4.898%)	7.875%	1/23/24	2,000,000	1,967,978	(a)(c)(d)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	9,040,000	8,763,412	(a)(c)(d)
Credit Agricole SA, Senior Notes	5.301%	7/12/28	3,990,000	4,048,047	(a)
Danske Bank A/S, Senior Notes	3.875%	9/12/23	340,000	337,161	(a)
Danske Bank A/S, Senior Notes (0.976% to 9/10/24 then 1 year Treasury Constant Maturity Rate + 0.550%)	0.976%	9/10/25	5,150,000	4,786,252	(a)(d)
Danske Bank A/S, Senior Notes (1.549% to 9/10/26 then 1 year Treasury Constant Maturity Rate + 0.730%)	1.549%	9/10/27	3,000,000	2,641,755	(a)(d)
Danske Bank A/S, Senior Notes (3.773% to 3/28/24 then 1 year Treasury Constant Maturity Rate + 1.450%)	3.773%	3/28/25	2,080,000	2,031,072	(a)(d)
Danske Bank A/S, Senior Notes (4.298% to 4/1/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.298%	4/1/28	7,990,000	7,550,123	(a)(d)
Danske Bank A/S, Senior Notes (6.466% to 1/9/25 then 1 year Treasury Constant Maturity Rate + 2.100%)	6.466%	1/9/26	8,650,000	8,663,893	(a)(d)
HSBC Holdings PLC, Junior Subordinated Notes (8.000% to 9/7/28 then 5 year Treasury Constant Maturity Rate + 3.858%)	8.000%	3/7/28	1,040,000	1,039,896	(c)(d)
HSBC Holdings PLC, Senior Notes (2.099% to 6/4/25 then SOFR + 1.929%)	2.099%	6/4/26	630,000	579,008	(d)

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2023 Quarterly Report	13

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
HSBC Holdings PLC, Senior Notes (2.357% to 8/18/30 then SOFR + 1.947%)	2.357%	8/18/31	560,000	$451,817	(d)
HSBC Holdings PLC, Senior Notes (2.871% to 11/22/31 then SOFR + 1.410%)	2.871%	11/22/32	300,000	243,515	(d)
HSBC Holdings PLC, Senior Notes (4.755% to 6/9/27 then SOFR + 2.110%)	4.755%	6/9/28	2,290,000	2,221,380	(d)
HSBC Holdings PLC, Senior Notes (6.161% to 3/9/28 then SOFR + 1.970%)	6.161%	3/9/29	1,410,000	1,450,925	(d)
HSBC Holdings PLC, Senior Notes (6.254% to 3/9/33 then SOFR + 2.390%)	6.254%	3/9/34	5,090,000	5,325,724	(d)
HSBC Holdings PLC, Senior Notes (6.332% to 3/9/43 then SOFR + 2.650%)	6.332%	3/9/44	1,250,000	1,323,296	(d)
HSBC Holdings PLC, Subordinated Notes	7.625%	5/17/32	410,000	438,208
Intesa Sanpaolo SpA, Senior Notes	7.000%	11/21/25	3,700,000	3,767,238	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	7,399,000	7,111,268	(a)
Intesa Sanpaolo SpA, Subordinated Notes (4.198% to 6/1/31 then 1 year Treasury Constant Maturity Rate + 2.600%)	4.198%	6/1/32	3,650,000	2,659,412	(a)(d)
Intesa Sanpaolo SpA, Subordinated Notes (4.950% to 6/1/41 then 1 year Treasury Constant Maturity Rate + 2.750%)	4.950%	6/1/42	2,720,000	1,806,505	(a)(d)
JPMorgan Chase & Co., Senior Notes (1.953% to 2/4/31 then SOFR + 1.065%)	1.953%	2/4/32	4,120,000	3,317,161	(d)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	220,000	188,204	(d)
JPMorgan Chase & Co., Senior Notes (2.545% to 11/8/31 then SOFR + 1.180%)	2.545%	11/8/32	5,380,000	4,464,338	(d)
JPMorgan Chase & Co., Senior Notes (2.580% to 4/22/31 then SOFR + 1.250%)	2.580%	4/22/32	4,860,000	4,092,870	(d)
JPMorgan Chase & Co., Senior Notes (2.739% to 10/15/29 then SOFR + 1.510%)	2.739%	10/15/30	800,000	698,921	(d)
JPMorgan Chase & Co., Senior Notes (3.897% to 1/23/48 then 3 mo. USD LIBOR + 1.220%)	3.897%	1/23/49	890,000	731,239	(d)
JPMorgan Chase & Co., Senior Notes (3.964% to 11/15/47 then 3 mo. USD LIBOR + 1.380%)	3.964%	11/15/48	400,000	331,881	(d)
JPMorgan Chase & Co., Senior Notes (4.203% to 7/23/28 then 3 mo. USD LIBOR + 1.260%)	4.203%	7/23/29	330,000	319,046	(d)

See Notes to Schedule of Investments.

14	Western Asset Corporate Bond Fund 2023 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
JPMorgan Chase & Co., Senior Notes (4.260% to 2/22/47 then 3 mo. USD LIBOR + 1.580%)	4.260%	2/22/48	720,000	$627,520	(d)
JPMorgan Chase & Co., Senior Notes (4.586% to 4/26/32 then SOFR + 1.800%)	4.586%	4/26/33	1,990,000	1,928,607	(d)
JPMorgan Chase & Co., Subordinated Notes (2.956% to 5/13/30 then SOFR + 2.515%)	2.956%	5/13/31	1,540,000	1,332,133	(d)
Lloyds Banking Group PLC, Junior Subordinated Notes (6.750% to 6/27/26 then 5 year Treasury Constant Maturity Rate + 4.815%)	6.750%	6/27/26	450,000	407,804	(c)(d)
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 6/27/24 then USD 5 year ICE Swap Rate + 4.760%)	7.500%	6/27/24	410,000	387,905	(c)(d)
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 9/27/25 then USD 5 year ICE Swap Rate + 4.496%)	7.500%	9/27/25	880,000	818,682	(c)(d)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	3,360,000	3,103,800	(c)(d)
NatWest Group PLC, Senior Notes (2.359% to 5/22/23 then 1 year Treasury Constant Maturity Rate + 2.150%)	2.359%	5/22/24	400,000	397,930	(d)
NatWest Group PLC, Senior Notes (5.847% to 3/2/26 then 1 year Treasury Constant Maturity Rate + 1.350%)	5.847%	3/2/27	5,620,000	5,639,633	(d)
NatWest Group PLC, Subordinated Notes (3.754% to 11/1/24 then 5 year Treasury Constant Maturity Rate + 2.100%)	3.754%	11/1/29	1,160,000	1,088,439	(d)
PNC Financial Services Group Inc., Junior Subordinated Notes (6.250% to 3/15/30 then 7 year Treasury Constant Maturity Rate + 2.808%)	6.250%	3/15/30	2,557,000	2,384,403	(c)(d)
Santander UK Group Holdings PLC, Senior Notes (6.833% to 11/21/25 then SOFR + 2.749%)	6.833%	11/21/26	2,000,000	2,027,621	(d)
Societe Generale SA, Subordinated Notes	7.367%	1/10/53	730,000	713,006	(a)
Standard Chartered PLC, Junior Subordinated Notes (7.750% to 4/2/23 then USD 5 year ICE Swap Rate + 5.723%)	7.750%	4/2/23	1,800,000	1,800,000	(a)(c)(d)

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2023 Quarterly Report	15

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
SVB Financial Group, Senior Notes (4.570% to 4/29/32 then SOFR + 1.967%)	4.570%	4/29/33	3,530,000	$2,050,577	*(e)
Toronto-Dominion Bank, Junior Subordinated Notes (8.125% to 10/31/27 then 5 year Treasury Constant Maturity Rate + 4.075%)	8.125%	10/31/82	940,000	956,450	(d)
Wells Fargo & Co., Senior Notes (3.068% to 4/30/40 then SOFR + 2.530%)	3.068%	4/30/41	1,170,000	873,725	(d)
Wells Fargo & Co., Senior Notes (3.196% to 6/17/26 then 3 mo. USD LIBOR + 1.170%)	3.196%	6/17/27	80,000	75,286	(d)
Wells Fargo & Co., Senior Notes (3.350% to 3/2/32 then SOFR + 1.500%)	3.350%	3/2/33	1,940,000	1,683,138	(d)
Wells Fargo & Co., Senior Notes (3.584% to 5/22/27 then 3 mo. USD LIBOR + 1.310%)	3.584%	5/22/28	640,000	603,445	(d)
Wells Fargo & Co., Senior Notes (4.611% to 4/25/52 then SOFR + 2.130%)	4.611%	4/25/53	3,760,000	3,340,205	(d)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then SOFR + 4.502%)	5.013%	4/4/51	3,040,000	2,866,601	(d)
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	880,000	844,081
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	550,000	478,891
Westpac Banking Corp., Subordinated Notes (2.668% to 11/15/30 then 5 year Treasury Constant Maturity Rate + 1.750%)	2.668%	11/15/35	2,100,000	1,637,275	(d)
Westpac Banking Corp., Subordinated Notes (3.020% to 11/18/31 then 5 year Treasury Constant Maturity Rate + 1.530%)	3.020%	11/18/36	1,450,000	1,137,241	(d)

Total Banks				219,523,279

Capital Markets - 7.9%
Ameriprise Financial Inc., Senior Notes	5.150%	5/15/33	3,370,000	3,363,330
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 12/1/30 then 10 year Treasury Constant Maturity Rate + 3.079%)	4.000%	12/1/30	1,910,000	1,506,512	(c)(d)
Charles Schwab Corp., Junior Subordinated Notes (5.375% to 6/1/25 then 1 year Treasury Constant Maturity Rate + 4.971%)	5.375%	6/1/25	2,539,000	2,418,397	(c)(d)
Charles Schwab Corp., Senior Notes	2.000%	3/20/28	960,000	825,173
CI Financial Corp., Senior Notes	3.200%	12/17/30	4,570,000	3,525,718
Credit Suisse AG, Senior Notes	1.000%	5/5/23	3,891,000	3,856,954
Credit Suisse AG, Senior Notes	0.520%	8/9/23	14,610,000	14,208,225
Credit Suisse AG, Subordinated Notes	6.500%	8/8/23	4,225,000	4,061,281	(b)
Credit Suisse Group AG, Senior Notes	3.800%	6/9/23	4,322,000	4,240,950

See Notes to Schedule of Investments.

16	Western Asset Corporate Bond Fund 2023 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - (continued)
Credit Suisse Group AG, Senior Notes	3.750%	3/26/25	550,000	$507,358
Credit Suisse Group AG, Senior Notes (3.091% to 5/14/31 then SOFR + 1.730%)	3.091%	5/14/32	6,160,000	4,967,855	(a)(d)
Credit Suisse Group AG, Senior Notes (6.537% to 8/12/32 then SOFR + 3.920%)	6.537%	8/12/33	5,480,000	5,644,400	(a)(d)
Credit Suisse Group AG, Senior Notes (9.016% to 11/15/32 then SOFR + 5.020%)	9.016%	11/15/33	250,000	296,850	(a)(d)
Credit Suisse Group AG, Junior Subordinated Notes (5.250% to 8/11/27 then 5 year Treasury Constant Maturity Rate + 4.889%)	5.250%	2/11/27	4,590,000	223,762	*(a)(c)(e)
Credit Suisse Group AG, Junior Subordinated Notes (6.250% to 12/18/24 then USD 5 year ICE Swap Rate + 3.455%)	6.250%	12/18/24	390,000	19,013	*(a)(c)(e)
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then USD 5 year ICE Swap Rate + 4.332%)	7.250%	9/12/25	1,450,000	70,688	*(a)(c)(e)
Credit Suisse Group AG, Junior Subordinated Notes (7.500% to 12/11/23 then USD 5 year ICE Swap Rate + 4.598%)	7.500%	12/11/23	4,520,000	220,350	*(a)(c)(e)
Credit Suisse Group AG, Junior Subordinated Notes (7.500% to 7/17/23 then USD 5 year ICE Swap Rate + 4.600%)	7.500%	7/17/23	560,000	27,300	*(a)(c)(e)
Credit Suisse Group AG, Junior Subordinated Notes (9.750% to 12/23/27 then 5 year Treasury Constant Maturity Rate + 6.383%)	9.750%	6/23/27	11,280,000	549,900	*(a)(c)(e)
Deutsche Bank AG, Subordinated Notes (7.079% to 2/10/33 then SOFR + 3.650%)	7.079%	2/10/34	1,730,000	1,605,901	(d)
Goldman Sachs Group Inc., Senior Notes	2.600%	2/7/30	1,750,000	1,503,151
Goldman Sachs Group Inc., Senior Notes	3.800%	3/15/30	10,000	9,323
Goldman Sachs Group Inc., Senior Notes (2.383% to 7/21/31 then SOFR + 1.248%)	2.383%	7/21/32	4,080,000	3,315,181	(d)
Goldman Sachs Group Inc., Senior Notes (2.615% to 4/22/31 then SOFR + 1.281%)	2.615%	4/22/32	2,370,000	1,975,667	(d)
Goldman Sachs Group Inc., Senior Notes (2.650% to 10/21/31 then SOFR + 1.264%)	2.650%	10/21/32	5,360,000	4,432,418	(d)
Goldman Sachs Group Inc., Senior Notes (3.615% to 3/15/27 then SOFR + 1.846%)	3.615%	3/15/28	4,130,000	3,911,163	(d)
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. USD LIBOR + 1.158%)	3.814%	4/23/29	1,760,000	1,654,754	(d)

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2023 Quarterly Report	17

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - (continued)
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	180,000	$170,814
Intercontinental Exchange Inc., Senior Notes	4.600%	3/15/33	720,000	716,083
Intercontinental Exchange Inc., Senior Notes	4.950%	6/15/52	350,000	343,359
KKR Group Finance Co. VII LLC, Senior Notes	3.625%	2/25/50	310,000	214,306	(a)
Morgan Stanley, Senior Notes (1.593% to 5/4/26 then SOFR + 0.879%)	1.593%	5/4/27	1,990,000	1,784,898	(d)
Morgan Stanley, Senior Notes (1.794% to 2/13/31 then SOFR + 1.034%)	1.794%	2/13/32	330,000	259,275	(d)
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	1,550,000	1,455,108	(d)
Morgan Stanley, Senior Notes (2.239% to 7/21/31 then SOFR + 1.178%)	2.239%	7/21/32	680,000	546,099	(d)
Morgan Stanley, Senior Notes (2.511% to 10/20/31 then SOFR + 1.200%)	2.511%	10/20/32	290,000	237,775	(d)
Morgan Stanley, Senior Notes (2.630% to 2/18/25 then SOFR + 0.940%)	2.630%	2/18/26	2,000,000	1,899,688	(d)
Morgan Stanley, Senior Notes (3.217% to 4/22/41 then SOFR + 1.485%)	3.217%	4/22/42	300,000	231,981	(d)
Morgan Stanley, Senior Notes (6.342% to 10/18/32 then SOFR + 2.560%)	6.342%	10/18/33	720,000	787,008	(d)
Morgan Stanley, Subordinated Notes (2.484% to 9/16/31 then SOFR + 1.360%)	2.484%	9/16/36	7,860,000	5,976,338	(d)
Morgan Stanley, Subordinated Notes (5.297% to 4/20/32 then SOFR + 2.620%)	5.297%	4/20/37	1,330,000	1,255,047	(d)
Morgan Stanley, Subordinated Notes (5.948% to 1/19/33 then 5 year Treasury Constant Maturity Rate + 2.430%)	5.948%	1/19/38	1,340,000	1,333,814	(d)
Nuveen LLC, Senior Notes	4.000%	11/1/28	710,000	683,259	(a)
Raymond James Financial Inc., Senior Notes	4.950%	7/15/46	230,000	209,109
UBS AG, Senior Notes	4.500%	6/26/48	200,000	178,820	(a)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	3,300,000	3,138,993	(a)(c)(d)
UBS Group AG, Senior Notes (1.364% to 1/30/26 then 1 year Treasury Constant Maturity Rate + 1.080%)	1.364%	1/30/27	2,280,000	2,004,241	(a)(d)
UBS Group AG, Senior Notes (3.179% to 2/11/42 then 1 year Treasury Constant Maturity Rate + 1.100%)	3.179%	2/11/43	1,780,000	1,270,493	(a)(d)

Total Capital Markets				93,638,082

See Notes to Schedule of Investments.

18	Western Asset Corporate Bond Fund 2023 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Financial Services - 2.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.500%	9/15/23	7,780,000		$7,707,423
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.150%	2/15/24	1,410,000		1,367,670
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	1.650%	10/29/24	1,210,000		1,132,688
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.300%	1/30/32	2,320,000		1,923,725
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.400%	10/29/33	290,000		235,862
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.850%	10/29/41	3,540,000		2,716,169
DAE Funding LLC, Senior Notes	1.550%	8/1/24	1,850,000		1,740,913	(a)
Element Fleet Management Corp., Senior Notes	1.600%	4/6/24	800,000		766,778	(a)
GE Capital European Funding Unlimited Co., Senior Notes	6.025%	3/1/38	400,000	EUR	527,174
GE Capital UK Funding Unlimited Co., Senior Notes	5.875%	1/18/33	1,600,000	GBP	2,040,451
GE Capital UK Funding Unlimited Co., Senior Notes	8.000%	1/14/39	180,000	GBP	266,572	(b)
ILFC E-Capital Trust I, Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate and 30 year Treasury Constant Maturity Rate) + 1.550%)	6.548%	12/21/65	5,950,000		3,800,962	(a)(d)
ILFC E-Capital Trust II, Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate and 30 year Treasury Constant Maturity Rate) + 1.800%)	6.798%	12/21/65	260,000		173,288	(a)(d)
Mastercard Inc., Senior Notes	3.350%	3/26/30	610,000		581,002
Mastercard Inc., Senior Notes	3.850%	3/26/50	590,000		524,795
PayPal Holdings Inc., Senior Notes	4.400%	6/1/32	750,000		734,130
PayPal Holdings Inc., Senior Notes	3.250%	6/1/50	370,000		270,739
PayPal Holdings Inc., Senior Notes	5.050%	6/1/52	300,000		288,887
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	2.875%	10/15/26	1,140,000		1,021,514	(a)
Vanguard Group Inc.	3.250%	8/22/60	5,000,000		3,178,969	(f)(g)

Total Financial Services					30,999,711

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2023 Quarterly Report	19

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Insurance - 2.4%
Americo Life Inc., Senior Notes	3.450%	4/15/31	490,000	$384,086	(a)
AmFam Holdings Inc., Senior Notes	2.805%	3/11/31	1,170,000	891,937	(a)
AmFam Holdings Inc., Senior Notes	3.833%	3/11/51	360,000	235,075	(a)
Highlands Holdings Bond Issuer Ltd./ Highlands Holdings Bond Co-Issuer Inc., Senior Secured Notes (7.625% Cash or 8.375% PIK)	7.625%	10/15/25	4,781,411	4,427,507	(a)(h)
Lincoln National Corp., Junior Subordinated Notes (9.250% to 3/1/28 then 5 year Treasury Constant Maturity Rate + 5.318%)	9.250%	12/1/27	750,000	750,000	(c)(d)
Marsh & McLennan Cos. Inc., Senior Notes	2.375%	12/15/31	1,700,000	1,408,325
Massachusetts Mutual Life Insurance Co., Subordinated Notes	3.375%	4/15/50	320,000	235,027	(a)
Massachusetts Mutual Life Insurance Co., Subordinated Notes	4.900%	4/1/77	830,000	721,588	(a)
MetLife Inc., Senior Notes	4.721%	12/15/44	110,000	100,707
Metropolitan Life Global Funding I, Senior Secured Notes	5.150%	3/28/33	3,110,000	3,138,165	(a)
National General Holdings Corp., Senior Notes	6.750%	5/15/24	7,000,000	7,058,662	(a)
New York Life Global Funding, Secured Notes	4.550%	1/28/33	1,340,000	1,327,465	(a)
New York Life Insurance Co., Subordinated Notes	3.750%	5/15/50	1,010,000	817,507	(a)
Nippon Life Insurance Co., Subordinated Notes (2.750% to 1/21/31 then 5 year Treasury Constant Maturity Rate + 2.653%)	2.750%	1/21/51	1,720,000	1,367,285	(a)(d)
Nippon Life Insurance Co., Subordinated Notes (3.400% to 1/23/30 then 5 year Treasury Constant Maturity Rate + 2.612%)	3.400%	1/23/50	320,000	272,495	(a)(d)
Northwestern Mutual Life Insurance Co., Subordinated Notes	3.850%	9/30/47	1,120,000	897,797	(a)
Northwestern Mutual Life Insurance Co., Subordinated Notes	3.625%	9/30/59	540,000	398,280	(a)
Prudential Financial Inc., Junior Subordinated Notes (6.750% to 3/1/33 then 5 year Treasury Constant Maturity Rate + 2.848%)	6.750%	3/1/53	1,550,000	1,510,506	(d)
Reliance Standard Life Global Funding II, Secured Notes	2.500%	10/30/24	1,400,000	1,339,518	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.270%	5/15/47	800,000	676,030	(a)

Total Insurance				27,957,962

See Notes to Schedule of Investments.

20	Western Asset Corporate Bond Fund 2023 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Mortgage Real Estate Investment Trusts (REITs) - 0.4%
Blackstone Holdings Finance Co. LLC, Senior Notes	6.200%	4/22/33	4,820,000	$5,056,234	(a)

TOTAL FINANCIALS				377,175,268

HEALTH CARE - 3.8%
Biotechnology - 0.7%
AbbVie Inc., Senior Notes	3.200%	11/21/29	1,950,000	1,810,392
AbbVie Inc., Senior Notes	4.550%	3/15/35	120,000	117,406
AbbVie Inc., Senior Notes	4.050%	11/21/39	2,570,000	2,298,964
AbbVie Inc., Senior Notes	4.250%	11/21/49	520,000	459,355
Amgen Inc., Senior Notes	5.250%	3/2/33	1,160,000	1,192,417
Amgen Inc., Senior Notes	4.400%	5/1/45	350,000	309,296
Amgen Inc., Senior Notes	4.663%	6/15/51	339,000	308,329
Amgen Inc., Senior Notes	5.650%	3/2/53	1,930,000	2,010,513

Total Biotechnology				8,506,672

Health Care Equipment & Supplies - 0.0%††
Becton Dickinson and Co., Senior Notes	4.875%	5/15/44	91,000	82,251

Health Care Providers & Services - 2.7%
Bon Secours Mercy Health Inc., Secured Notes	3.464%	6/1/30	580,000	523,339
Centene Corp., Senior Notes	4.250%	12/15/27	530,000	511,164
Centene Corp., Senior Notes	4.625%	12/15/29	1,270,000	1,195,248
Centene Corp., Senior Notes	3.375%	2/15/30	2,390,000	2,087,292
Cigna Corp., Senior Notes	3.200%	3/15/40	1,230,000	964,936
Cigna Group, Senior Notes	2.400%	3/15/30	1,830,000	1,588,261
CommonSpirit Health, Secured Notes	4.350%	11/1/42	100,000	86,396
CommonSpirit Health, Senior Secured Notes	2.782%	10/1/30	620,000	527,369
CommonSpirit Health, Senior Secured Notes	3.910%	10/1/50	620,000	481,698
CVS Health Corp., Senior Notes	3.000%	8/15/26	220,000	210,044
CVS Health Corp., Senior Notes	4.300%	3/25/28	2,655,000	2,608,876
CVS Health Corp., Senior Notes	2.125%	9/15/31	1,660,000	1,358,047
CVS Health Corp., Senior Notes	4.780%	3/25/38	1,830,000	1,745,810
CVS Health Corp., Senior Notes	5.050%	3/25/48	1,200,000	1,123,763
Elevance Health Inc., Senior Notes	4.100%	5/15/32	2,280,000	2,182,163
Elevance Health Inc., Senior Notes	5.500%	10/15/32	1,545,000	1,626,308
HCA Inc., Senior Notes	5.125%	6/15/39	500,000	467,808
HCA Inc., Senior Notes	7.500%	11/15/95	380,000	417,412
Humana Inc., Senior Notes	5.875%	3/1/33	1,660,000	1,787,804
Humana Inc., Senior Notes	4.950%	10/1/44	750,000	700,744
Kaiser Foundation Hospitals, Senior Notes	2.810%	6/1/41	660,000	483,896

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2023 Quarterly Report	21

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - (continued)
Kaiser Foundation Hospitals, Senior Notes	4.150%	5/1/47	250,000	$220,984
Kaiser Foundation Hospitals, Senior Notes	3.266%	11/1/49	180,000	134,635
Kaiser Foundation Hospitals, Senior Notes	3.002%	6/1/51	400,000	281,953
UnitedHealth Group Inc., Senior Notes	2.000%	5/15/30	800,000	684,330
UnitedHealth Group Inc., Senior Notes	4.200%	5/15/32	790,000	774,805
UnitedHealth Group Inc., Senior Notes	5.350%	2/15/33	2,480,000	2,638,060
UnitedHealth Group Inc., Senior Notes	3.500%	8/15/39	640,000	545,357
UnitedHealth Group Inc., Senior Notes	2.750%	5/15/40	3,460,000	2,620,070
UnitedHealth Group Inc., Senior Notes	5.875%	2/15/53	470,000	529,113

Total Health Care Providers & Services				31,107,685

Pharmaceuticals - 0.4%
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.000%	4/15/24	607,000	607,656
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	1,050,000	951,279
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	8.125%	9/15/31	3,210,000	3,373,552

Total Pharmaceuticals				4,932,487

TOTAL HEALTH CARE				44,629,095

INDUSTRIALS - 10.7%
Aerospace & Defense - 2.8%
Avolon Holdings Funding Ltd., Senior Notes	5.125%	10/1/23	225,000	222,994	(a)
Avolon Holdings Funding Ltd., Senior Notes	2.875%	2/15/25	840,000	788,832	(a)
Boeing Co., Senior Notes	2.196%	2/4/26	2,610,000	2,422,750
Boeing Co., Senior Notes	3.100%	5/1/26	6,800,000	6,444,194
Boeing Co., Senior Notes	3.250%	2/1/28	2,320,000	2,162,909
Boeing Co., Senior Notes	5.150%	5/1/30	1,910,000	1,922,933
Boeing Co., Senior Notes	3.300%	3/1/35	1,540,000	1,154,905
Boeing Co., Senior Notes	3.750%	2/1/50	2,590,000	1,965,185
Boeing Co., Senior Notes	3.950%	8/1/59	2,740,000	2,017,635
General Dynamics Corp., Senior Notes	4.250%	4/1/40	1,350,000	1,276,224
L3Harris Technologies Inc., Senior Notes	7.000%	1/15/26	990,000	1,041,053
L3Harris Technologies Inc., Senior Notes	4.400%	6/15/28	540,000	529,385
L3Harris Technologies Inc., Senior Notes	2.900%	12/15/29	1,596,000	1,411,556
Lockheed Martin Corp., Senior Notes	3.900%	6/15/32	1,690,000	1,644,827
Lockheed Martin Corp., Senior Notes	4.150%	6/15/53	690,000	628,155
Lockheed Martin Corp., Senior Notes	4.300%	6/15/62	830,000	756,487
Northrop Grumman Corp., Senior Notes	5.150%	5/1/40	1,090,000	1,104,262
Northrop Grumman Corp., Senior Notes	5.050%	11/15/40	660,000	659,068

See Notes to Schedule of Investments.

22	Western Asset Corporate Bond Fund 2023 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Aerospace & Defense - (continued)
Northrop Grumman Corp., Senior Notes	4.030%	10/15/47	1,030,000	$899,044
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	1,250,000	1,296,423
Raytheon Technologies Corp., Senior Notes	4.050%	5/4/47	20,000	17,375
Raytheon Technologies Corp., Senior Notes	4.625%	11/16/48	400,000	380,823
Raytheon Technologies Corp., Senior Notes	5.375%	2/27/53	2,060,000	2,171,205

Total Aerospace & Defense				32,918,224

Commercial Services & Supplies - 0.3%
California Institute of Technology, Senior Notes	3.650%	9/1/2119	590,000	415,504
Cintas Corp. No 2, Senior Notes	3.700%	4/1/27	240,000	232,959
Republic Services Inc., Senior Notes	3.375%	11/15/27	1,770,000	1,690,828
Waste Management Inc., Senior Notes	3.150%	11/15/27	1,380,000	1,312,976

Total Commercial Services & Supplies				3,652,267

Construction & Engineering - 0.0%††
LBJ Infrastructure Group LLC, Senior Notes	3.797%	12/31/57	910,000	627,014	(a)

Electrical Equipment - 0.8%
Eaton Corp., Senior Notes	7.650%	11/15/29	1,400,000	1,613,396
Regal Rexnord Corp., Senior Notes	6.050%	2/15/26	7,990,000	8,033,311	(a)

Total Electrical Equipment				9,646,707

Ground Transportation - 0.6%
Burlington Northern Santa Fe LLC, Senior Notes	4.400%	3/15/42	650,000	605,647
Canadian Pacific Railway Co., Senior Notes	2.450%	12/2/31	2,960,000	2,564,315
Canadian Pacific Railway Co., Senior Notes	3.000%	12/2/41	630,000	504,336
Canadian Pacific Railway Co., Senior Notes	3.100%	12/2/51	1,960,000	1,406,450
Norfolk Southern Railway Co., Senior Notes	7.875%	5/15/43	348,000	425,733
Union Pacific Corp., Senior Notes	2.973%	9/16/62	1,330,000	882,983
Union Pacific Corp., Senior Notes	3.750%	2/5/70	500,000	385,537
Union Pacific Corp., Senior Notes	3.799%	4/6/71	250,000	194,651

Total Ground Transportation				6,969,652

Machinery - 0.1%
Park-Ohio Industries Inc., Senior Notes	6.625%	4/15/27	2,400,000	1,861,040

Passenger Airlines - 5.0%
Air Canada Pass-Through Trust	5.000%	12/15/23	1,977,281	1,948,974	(a)
Air Canada Pass-Through Trust	4.750%	5/15/25	3,285,772	3,060,127	(a)
American Airlines Group Inc. Pass-Through Trust	4.950%	2/15/25	2,078,505	2,003,618
American Airlines Group Inc. Pass-Through Trust	4.000%	7/15/25	123,960	112,361

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2023 Quarterly Report	23

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Passenger Airlines - (continued)
American Airlines Group Inc. Pass-Through Trust	3.375%	5/1/27	137,676	$119,949
American Airlines Group Inc. Pass-Through Trust	3.575%	1/15/28	462,622	426,364
American Airlines Inc., Senior Secured Notes	11.750%	7/15/25	6,578,000	7,203,239	(a)
American Airlines Inc., Senior Secured Notes	7.250%	2/15/28	2,490,000	2,423,928	(a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.500%	4/20/26	1,438,000	1,416,921	(a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	300,000	288,090	(a)
British Airways Pass-Through Trust	4.625%	6/20/24	202,851	200,554	(a)
Delta Air Lines Inc., Senior Notes	3.800%	4/19/23	900,000	899,557
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	5,307,000	5,082,832
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	1,266,000	1,318,590
Delta Air Lines Inc., Senior Notes	3.750%	10/28/29	460,000	406,334
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	2,310,000	2,272,667	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	5,885,000	5,684,016	(a)
Hawaiian Brand Intellectual Property Ltd./ HawaiianMiles Loyalty Ltd., Senior Secured Notes	5.750%	1/20/26	9,276,000	8,817,951	(a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	2,541,500	2,535,820	(a)
Southwest Airlines Co., Senior Notes	5.250%	5/4/25	1,850,000	1,849,662
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	3,460,000	3,484,877	(a)
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	3,370,000	3,228,050	(a)
United Airlines Pass-Through Trust	4.875%	1/15/26	1,454,235	1,407,347
United Airlines Pass-Through Trust	3.750%	9/3/26	365,772	342,895
US Airways Pass-Through Trust	4.625%	6/3/25	815,788	771,672
US Airways Pass-Through Trust	3.950%	11/15/25	2,324,787	2,175,845

Total Passenger Airlines				59,482,240

Professional Services - 0.2%
Equifax Inc., Senior Notes	2.350%	9/15/31	2,330,000	1,878,099

Trading Companies & Distributors - 0.9%
Air Lease Corp., Senior Notes	3.375%	7/1/25	750,000	715,139
Air Lease Corp., Senior Notes	1.875%	8/15/26	990,000	878,129
Air Lease Corp., Senior Notes	5.850%	12/15/27	3,300,000	3,320,315

See Notes to Schedule of Investments.

24	Western Asset Corporate Bond Fund 2023 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Trading Companies & Distributors - (continued)
Air Lease Corp., Senior Notes	5.300%	2/1/28	2,370,000	$2,340,948
Aviation Capital Group LLC, Senior Notes	5.500%	12/15/24	1,710,000	1,689,512	(a)
BOC Aviation USA Corp., Senior Notes	1.625%	4/29/24	1,700,000	1,631,382	(a)

Total Trading Companies & Distributors				10,575,425

TOTAL INDUSTRIALS				127,610,668

INFORMATION TECHNOLOGY - 3.6%
Electronic Equipment, Instruments & Components - 0.6%
TD SYNNEX Corp., Senior Notes	1.250%	8/9/24	4,250,000	3,978,731
Vontier Corp., Senior Notes	1.800%	4/1/26	1,210,000	1,072,574
Vontier Corp., Senior Notes	2.400%	4/1/28	2,970,000	2,500,250

Total Electronic Equipment, Instruments & Components				7,551,555

IT Services - 0.3%
Kyndryl Holdings Inc., Senior Notes	3.150%	10/15/31	2,400,000	1,837,068
Kyndryl Holdings Inc., Senior Notes	4.100%	10/15/41	1,930,000	1,293,763

Total IT Services				3,130,831

Semiconductors & Semiconductor Equipment - 1.5%
Broadcom Inc., Senior Notes	4.150%	11/15/30	576,000	534,412
Broadcom Inc., Senior Notes	3.187%	11/15/36	2,221,000	1,684,996	(a)
Broadcom Inc., Senior Notes	4.926%	5/15/37	780,000	710,039	(a)
Intel Corp., Senior Notes	2.800%	8/12/41	1,020,000	740,813
Intel Corp., Senior Notes	4.900%	8/5/52	1,440,000	1,342,999
Intel Corp., Senior Notes	3.200%	8/12/61	790,000	523,567
KLA Corp., Senior Notes	4.650%	7/15/32	350,000	353,547
KLA Corp., Senior Notes	4.950%	7/15/52	210,000	208,380
Lam Research Corp., Senior Notes	2.875%	6/15/50	410,000	289,781
Micron Technology Inc., Senior Notes	2.703%	4/15/32	1,310,000	1,049,724
Micron Technology Inc., Senior Notes	5.875%	2/9/33	1,580,000	1,598,440
Micron Technology Inc., Senior Notes	3.366%	11/1/41	80,000	56,795
QUALCOMM Inc., Senior Notes	4.250%	5/20/32	1,170,000	1,171,077
QUALCOMM Inc., Senior Notes	4.500%	5/20/52	570,000	531,845
Texas Instruments Inc., Senior Notes	3.875%	3/15/39	1,480,000	1,351,974
TSMC Arizona Corp., Senior Notes	1.750%	10/25/26	2,130,000	1,929,226
TSMC Arizona Corp., Senior Notes	2.500%	10/25/31	1,860,000	1,595,723
TSMC Arizona Corp., Senior Notes	3.125%	10/25/41	1,660,000	1,335,516
TSMC Arizona Corp., Senior Notes	3.250%	10/25/51	850,000	661,878

Total Semiconductors & Semiconductor Equipment				17,670,732

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2023 Quarterly Report	25

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Software - 1.1%
Fortinet Inc., Senior Notes	2.200%	3/15/31	210,000	$174,657
Microsoft Corp., Senior Notes	3.450%	8/8/36	867,000	802,817
Microsoft Corp., Senior Notes	2.921%	3/17/52	1,321,000	1,005,575
Oracle Corp., Senior Notes	6.250%	11/9/32	4,070,000	4,379,724
Oracle Corp., Senior Notes	4.000%	7/15/46	3,090,000	2,361,629
Oracle Corp., Senior Notes	6.900%	11/9/52	380,000	426,463
Oracle Corp., Senior Notes	5.550%	2/6/53	3,600,000	3,431,883

Total Software				12,582,748

Technology Hardware, Storage & Peripherals - 0.1%
Apple Inc., Senior Notes	2.650%	5/11/50	1,120,000	790,574
Dell International LLC/EMC Corp., Senior Notes	8.100%	7/15/36	567,000	662,097

Total Technology Hardware, Storage & Peripherals				1,452,671

TOTAL INFORMATION TECHNOLOGY				42,388,537

MATERIALS - 3.0%
Chemicals - 0.3%
OCP SA, Senior Notes	3.750%	6/23/31	890,000	731,447	(a)
OCP SA, Senior Notes	5.125%	6/23/51	640,000	467,892	(a)
Sociedad Quimica y Minera de Chile SA, Senior Notes	3.500%	9/10/51	3,060,000	2,143,411	(a)

Total Chemicals				3,342,750

Metals & Mining - 2.6%
Alcoa Nederland Holding BV, Senior Notes	5.500%	12/15/27	3,975,000	3,930,838	(a)
Anglo American Capital PLC, Senior Notes	4.500%	3/15/28	2,300,000	2,216,115	(a)
ArcelorMittal SA, Senior Notes	6.550%	11/29/27	1,680,000	1,748,947
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	380,000	399,480
Barrick PD Australia Finance Pty Ltd., Senior Notes	5.950%	10/15/39	560,000	599,849
First Quantum Minerals Ltd., Senior Notes	7.500%	4/1/25	4,490,000	4,490,808	(a)
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	1,760,000	1,698,315	(a)
Freeport-McMoRan Inc., Senior Notes	4.550%	11/14/24	680,000	676,869
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	1,300,000	1,275,535
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	390,000	365,241
Fresnillo PLC, Senior Notes	4.250%	10/2/50	2,150,000	1,619,488	(a)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	2,700,000	2,560,791	(a)
Glencore Funding LLC, Senior Notes	2.625%	9/23/31	1,810,000	1,486,824	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	450,000	431,144
Teck Resources Ltd., Senior Notes	3.900%	7/15/30	1,940,000	1,783,800
Teck Resources Ltd., Senior Notes	6.250%	7/15/41	760,000	784,832
Teck Resources Ltd., Senior Notes	5.400%	2/1/43	1,070,000	1,004,555

See Notes to Schedule of Investments.

26	Western Asset Corporate Bond Fund 2023 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Metals & Mining - (continued)
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	3,400,000	$3,252,494
Yamana Gold Inc., Senior Notes	2.630%	8/15/31	220,000	177,151

Total Metals & Mining				30,503,076

Paper & Forest Products - 0.1%
Suzano Austria GmbH, Senior Notes	3.125%	1/15/32	1,640,000	1,343,188
Suzano Austria GmbH, Senior Notes	7.000%	3/16/47	310,000	320,556	(a)

Total Paper & Forest Products				1,663,744

TOTAL MATERIALS				35,509,570

REAL ESTATE - 2.0%
Health Care REITs - 0.1%
Diversified Healthcare Trust, Senior Notes	4.750%	5/1/24	850,000	766,482
Welltower OP LLC, Senior Notes	3.850%	6/15/32	760,000	672,711

Total Health Care REITs				1,439,193

Industrial REITs - 0.1%
Prologis LP, Senior Notes	1.250%	10/15/30	1,440,000	1,133,535

Office REITs - 0.1%
Alexandria Real Estate Equities Inc., Senior Notes	2.000%	5/18/32	1,780,000	1,371,811
Alexandria Real Estate Equities Inc., Senior Notes	3.000%	5/18/51	210,000	130,730

Total Office REITs				1,502,541

Residential REITs - 0.3%
Invitation Homes Operating Partnership LP, Senior Notes	4.150%	4/15/32	3,200,000	2,871,495

Retail REITs - 1.3%
Kimco Realty OP LLC, Senior Notes	2.250%	12/1/31	2,510,000	1,969,784
WEA Finance LLC, Senior Notes	4.125%	9/20/28	110,000	99,205	(a)
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	3.750%	9/17/24	13,650,000	12,940,292	(a)
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	4.750%	9/17/44	1,220,000	890,805	(a)

Total Retail REITs				15,900,086

Specialized REITs - 0.1%
Extra Space Storage LP, Senior Notes	3.900%	4/1/29	630,000	581,003

TOTAL REAL ESTATE				23,427,853

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2023 Quarterly Report	27

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
UTILITIES - 4.1%
Electric Utilities - 3.9%
American Transmission Systems Inc., Senior Notes	2.650%	1/15/32	2,210,000	$1,862,631	(a)
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.950%	4/1/33	1,200,000	1,226,146
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.500%	4/1/44	1,240,000	1,144,558
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	5.300%	4/1/53	120,000	124,395
Comision Federal de Electricidad, Senior Notes	4.875%	1/15/24	390,000	385,661	(a)
Comision Federal de Electricidad, Senior Notes	3.348%	2/9/31	1,000,000	794,031	(a)
Comision Federal de Electricidad, Senior Notes	4.677%	2/9/51	530,000	356,745	(a)
Commonwealth Edison Co., First Mortgage Bonds	6.450%	1/15/38	840,000	968,583
Consumers Energy Co., First Mortgage Bonds	2.500%	5/1/60	260,000	152,681
Duke Energy Carolinas LLC, Senior Notes	6.100%	6/1/37	1,260,000	1,362,459
Duke Energy Indiana LLC, First Mortgage Bonds	3.250%	10/1/49	1,120,000	821,318
Duke Energy Indiana LLC, First Mortgage Bonds	5.400%	4/1/53	730,000	744,552
Duke Energy Ohio Inc., First Mortgage Bonds	2.125%	6/1/30	1,390,000	1,162,417
Duke Energy Ohio Inc., First Mortgage Bonds	5.250%	4/1/33	1,330,000	1,369,443
Edison International, Junior Subordinated Notes (5.000% to 3/15/27 then 5 year Treasury Constant Maturity Rate + 3.901%)	5.000%	12/15/26	960,000	797,755	(c)(d)
Edison International, Junior Subordinated Notes (5.375% to 3/15/26 then 5 year Treasury Constant Maturity Rate + 4.698%)	5.375%	3/15/26	2,020,000	1,791,399	(c)(d)
EDP Finance BV, Senior Notes	1.710%	1/24/28	490,000	417,480	(a)
Enel Finance International NV, Senior Notes	6.800%	10/14/25	3,800,000	3,930,697	(a)
FirstEnergy Corp., Senior Notes	4.150%	7/15/27	1,340,000	1,277,938
FirstEnergy Corp., Senior Notes	5.100%	7/15/47	360,000	319,786
Florida Power & Light Co., First Mortgage Bonds	3.150%	10/1/49	280,000	210,906
Jersey Central Power & Light Co., Senior Notes	4.300%	1/15/26	370,000	363,439	(a)
Kentucky Utilities Co., First Mortgage Bonds	5.450%	4/15/33	700,000	728,441
Lamar Funding Ltd., Senior Notes	3.958%	5/7/25	1,530,000	1,459,314	(a)
Louisville Gas and Electric Co., First Mortgage Bonds	5.450%	4/15/33	690,000	717,526

See Notes to Schedule of Investments.

28	Western Asset Corporate Bond Fund 2023 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Electric Utilities - (continued)
Metropolitan Edison Co., Senior Notes	5.200%	4/1/28	1,520,000	$1,536,472	(a)
NRG Energy Inc., Senior Secured Notes	2.450%	12/2/27	3,490,000	2,988,603	(a)
Ohio Edison Co., Senior Notes	5.500%	1/15/33	910,000	932,019	(a)
Ohio Edison Co., Senior Notes	6.875%	7/15/36	1,160,000	1,329,046
Oncor Electric Delivery Co. LLC, Senior Secured Notes	4.150%	6/1/32	860,000	830,582
Oncor Electric Delivery Co. LLC, Senior Secured Notes	3.100%	9/15/49	590,000	435,093
Pacific Gas and Electric Co., First Mortgage Bonds	4.250%	8/1/23	1,010,000	1,004,203
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	780,000	680,847
Pacific Gas and Electric Co., First Mortgage Bonds	3.300%	12/1/27	400,000	360,572
Pacific Gas and Electric Co., First Mortgage Bonds	2.500%	2/1/31	1,390,000	1,127,278
Pacific Gas and Electric Co., First Mortgage Bonds	4.750%	2/15/44	390,000	313,668
Pacific Gas and Electric Co., First Mortgage Bonds	4.950%	7/1/50	320,000	264,233
Pacific Gas and Electric Co., First Mortgage Bonds	3.500%	8/1/50	1,000,000	661,481
Pacific Gas and Electric Co., First Mortgage Bonds	6.700%	4/1/53	2,100,000	2,162,758
Pennsylvania Electric Co., Senior Notes	4.150%	4/15/25	510,000	496,565	(a)
Pennsylvania Electric Co., Senior Notes	5.150%	3/30/26	570,000	572,932	(a)
PG&E Wildfire Recovery Funding LLC, Senior Secured Notes	5.081%	6/1/41	1,120,000	1,142,254
PG&E Wildfire Recovery Funding LLC, Senior Secured Notes	5.212%	12/1/47	300,000	308,236
PG&E Wildfire Recovery Funding LLC, Senior Secured Notes	5.099%	6/1/52	70,000	71,431
Southern California Edison Co., First Mortgage Bonds	2.250%	6/1/30	1,730,000	1,470,821
Southern California Edison Co., First Mortgage Bonds	2.500%	6/1/31	960,000	815,183
Southern California Edison Co., First Mortgage Bonds	4.000%	4/1/47	50,000	41,177

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2023 Quarterly Report	29

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Electric Utilities - (continued)
Southern California Edison Co., First Mortgage Bonds	4.125%	3/1/48	800,000	$663,471
Southern California Edison Co., First Mortgage Bonds	3.650%	2/1/50	1,230,000	949,500

Total Electric Utilities				45,648,726

Independent Power and Renewable Electricity Producers - 0.0%††
TransAlta Corp., Senior Notes	6.500%	3/15/40	210,000	193,586

Multi-Utilities - 0.2%
San Diego Gas & Electric Co., First Mortgage Bonds	3.750%	6/1/47	700,000	570,281
San Diego Gas & Electric Co., Senior Secured Notes	1.700%	10/1/30	2,210,000	1,804,792

Total Multi-Utilities				2,375,073

TOTAL UTILITIES				48,217,385

TOTAL CORPORATE BONDS & NOTES (Cost - $1,231,982,802)				1,106,066,135

SOVEREIGN BONDS - 2.1%
Argentina - 0.4%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	313,244	88,426
Argentine Republic Government International Bond, Senior Notes, Step bond (0.500% to 7/9/23, 0.750% to 7/9/27 then 1.750%)	0.500%	7/9/30	1,685,797	492,555
Argentine Republic Government International Bond, Senior Notes, Step bond (1.500% to 7/9/23 then 3.625%)	1.500%	7/9/35	2,774,802	728,194
Provincia de Buenos Aires, Senior Notes, Step bond (5.250% to 9/1/23, 6.375% to 9/1/24 then 6.625%)	5.250%	9/1/37	6,098,795	2,160,894	(a)
Provincia de Cordoba, Senior Notes	6.875%	12/10/25	804,134	686,322	(a)

Total Argentina				4,156,391

Bermuda - 0.1%
Bermuda Government International Bond, Senior Notes	2.375%	8/20/30	1,400,000	1,201,014	(a)

Colombia - 0.0%††
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	620,000	470,735

Israel - 0.1%
Israel Government International Bond, Senior Notes	2.750%	7/3/30	800,000	724,747

See Notes to Schedule of Investments.

30	Western Asset Corporate Bond Fund 2023 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Jordan - 0.5%
Jordan Government International Bond, Senior Notes	4.950%	7/7/25	5,760,000		$5,525,280	(a)

Mexico - 0.5%
Mexican Bonos, Senior Notes	8.500%	11/18/38	101,170,000	MXN	5,364,087
Mexico Government International Bond, Senior Notes	4.350%	1/15/47	1,200,000		951,702

Total Mexico					6,315,789

Panama - 0.1%
Panama Government International Bond, Senior Notes	2.252%	9/29/32	2,010,000		1,545,449

Peru - 0.1%
Peruvian Government International Bond, Senior Notes	2.783%	1/23/31	780,000		667,694

Qatar - 0.1%
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	1,020,000		1,002,191	(a)
Qatar Government International Bond, Senior Notes	4.400%	4/16/50	680,000		630,913	(a)

Total Qatar					1,633,104

Russia - 0.0%††
Russian Federal Bond - OFZ	6.900%	5/23/29	101,293,000	RUB	65,224	*(e)

Supranational - 0.1%
Africa Finance Corp., Senior Notes	3.125%	6/16/25	606,000		559,944	(b)
African Export-Import Bank, Senior Notes	2.634%	5/17/26	1,010,000		903,102	(a)

Total Supranational					1,463,046

United Arab Emirates - 0.1%
Abu Dhabi Government International Bond, Senior Notes	4.125%	10/11/47	910,000		815,094	(a)

TOTAL SOVEREIGN BONDS (Cost - $29,891,139)					24,583,567

SENIOR LOANS - 0.6%
FINANCIALS - 0.1%
Capital Markets - 0.1%
Allspring Buyer LLC, Term Loan (3 mo. USD LIBOR + 3.000%)	8.188%	11/1/28	1,343,430		1,341,751	(d)(i)(j)

HEALTH CARE - 0.2%
Biotechnology - 0.2%
Horizon Therapeutics USA Inc., Incremental Term Loan B2 (1 mo. USD LIBOR + 1.750%)	6.563%	3/15/28	1,489,600		1,488,550	(d)(i)(j)

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2023 Quarterly Report	31

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
INDUSTRIALS - 0.2%
Passenger Airlines - 0.2%
Delta Air Lines Inc., Initial Term Loan (3 mo. USD LIBOR + 3.750%)	8.558%	10/20/27	1,140,000	$1,183,326	(d)(i)(j)
United Airlines Inc., Term Loan B (3 mo. USD LIBOR + 3.750%)	8.568%	4/21/28	960,400	955,718	(d)(i)(j)

TOTAL INDUSTRIALS				2,139,044

MATERIALS - 0.1%
Paper & Forest Products - 0.1%
Asplundh Tree Expert LLC, 2021 Refinancing Term Loan (1 mo. USD LIBOR + 1.750%)	6.590%	9/7/27	950,155	946,592	(d)(i)(j)
Schweitzer-Mauduit International Inc., Term Loan B (1 mo. USD LIBOR + 3.750%)	8.625%	4/20/28	422,475	409,008	(d)(i)(j)

TOTAL MATERIALS				1,355,600

TOTAL SENIOR LOANS (Cost - $6,283,269)				6,324,945

Asset-Backed Securities - 0.5%
Ballyrock CLO Ltd., 2019-2A A1BR (3 mo. USD LIBOR + 1.200%)	6.115%	11/20/30	1,790,000	1,754,469	(a)(d)
Navient Private Education Refi Loan Trust, 2020-DA A	1.690%	5/15/69	265,357	241,977	(a)
SoFi Professional Loan Program Trust, 2020-A A2FX	2.540%	5/15/46	1,062,740	991,697	(a)
Texas Natural Gas Securitization Finance Corp., 2023-1 A1	5.102%	4/1/35	3,100,000	3,187,724

TOTAL ASSET-BACKED SECURITIES (Cost - $6,259,417)				6,175,867

MUNICIPAL BONDS - 0.4%
Alabama - 0.0%††
Alabama State Economic Settlement Authority, BP Settlement Revenue, Series B	3.163%	9/15/25	345,000	336,583

California - 0.3%
California State, GO, Build America Bonds	7.300%	10/1/39	600,000	745,881
Regents of the University of California Medical Center Pooled Revenue, Series N	3.006%	5/15/50	1,520,000	1,060,608
Regents of the University of California, CA, Medical Center Pooled Revenue, Taxable Bonds, Series Q	4.132%	5/15/32	1,350,000	1,298,516

Total California				3,105,005

Florida - 0.0%††
Sumter Landing, FL, Community Development District Recreational Revenue, Taxable Community Development District	4.172%	10/1/47	290,000	258,861

See Notes to Schedule of Investments.

32	Western Asset Corporate Bond Fund 2023 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
New York - 0.1%
Port Authority of New York & New Jersey Revenue, Taxable Consolidated	4.960%	8/1/46	770,000	$783,461

Ohio - 0.0%††
American Municipal Power-Ohio Inc., Revenue, OH, Build America Bonds	7.499%	2/15/50	480,000	609,687

TOTAL MUNICIPAL BONDS (Cost - $5,512,015)				5,093,597

CONVERTIBLE BONDS & NOTES - 0.3%
COMMUNICATION SERVICES - 0.3%
Media - 0.3%
DISH Network Corp., Senior Notes (Cost - $3,866,205)	2.375%	3/15/24	4,110,000	3,652,762

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.2%
U.S. Government Obligations - 0.2%
U.S. Treasury Bonds	3.875%	2/15/43	1,900,000	1,917,367
U.S. Treasury Bonds	4.000%	11/15/52	740,000	785,556

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $2,689,426)				2,702,923

			SHARES
PREFERRED STOCKS - 0.2%
FINANCIALS - 0.2%
Banks - 0.1%
KeyCorp, Non Voting Shares (6.200% to 12/15/27 then 5 year Treasury Constant Maturity Rate + 3.132%)	6.200%		73,799	1,647,931	(d)

Insurance - 0.1%
Delphi Financial Group Inc. (3 mo. USD LIBOR + 3.190%)	8.054%		15,675	338,972	(d)
Lincoln National Corp.	9.000%		9,750	248,625
Prudential Financial Inc.	5.950%		9,800	248,430
Total Insurance				836,027

TOTAL PREFERRED STOCKS (Cost - $2,725,443)				2,483,958

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2023 Quarterly Report	33

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS (K) - 0.1%
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA1 M2 (1 mo. USD LIBOR + 1.700%)	6.545%	1/25/50	356,237	$354,550	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2014-C03 1M2 (1 mo. USD LIBOR + 3.000%)	7.845%	7/25/24	1,156,601	1,179,777	(d)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $1,512,384)				1,534,327

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,290,722,100)				1,158,618,081

			SHARES
SHORT-TERM INVESTMENTS - 0.0%††
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $118,647)	4.756%		118,647	118,647	(l)(m)

TOTAL INVESTMENTS - 97.7% (Cost - $1,290,840,747)				1,158,736,728
Other Assets in Excess of Liabilities - 2.3%				27,447,216

TOTAL NET ASSETS - 100.0%				$1,186,183,944

See Notes to Schedule of Investments.

34	Western Asset Corporate Bond Fund 2023 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	The coupon payment on this security is currently in default as of March 31, 2023.

(f)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(g)	Security is valued using significant unobservable inputs (Note 1).

(h)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(i)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(j)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(k)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(l)	Rate shown is one-day yield as of the end of the reporting period.

(m)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2023, the total market value of investments in Affiliated Companies was $118,647 and the cost was $118,647 (Note 2).

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2023 Quarterly Report	35

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

Abbreviation(s) used in this schedule:

CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
EUR	—	Euro
GBP	—	British Pound
GO	—	General Obligation
GTD	—	Guaranteed
ICE	—	Intercontinental Exchange
JSC	—	Joint Stock Company
LIBOR	—	London Interbank Offered Rate
MXN	—	Mexican Peso
OFZ	—	Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
PIK	—	Payment-In-Kind
REMIC	—	Real Estate Mortgage Investment Conduit
RUB	—	Russian Ruble
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar

At March 31, 2023, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 5-Year Notes	1,923	6/23	$206,523,456	$210,583,519	$4,060,063
U.S. Treasury Long-Term Bonds	176	6/23	22,200,242	23,083,500	883,258
U.S. Treasury Ultra 10-Year Notes	138	6/23	16,673,435	16,717,407	43,972
U.S. Treasury Ultra Long- Term Bonds	478	6/23	64,987,270	67,457,750	2,470,480

					7,457,773

Contracts to Sell:
Euro-Bund	4	6/23	566,494	589,274	(22,780)
U.S. Treasury 2-Year Notes	28	6/23	5,794,720	5,780,688	14,032
U.S. Treasury 10-Year Notes	380	6/23	42,447,186	43,670,314	(1,223,128)
United Kingdom Long Gilt Bonds	29	6/23	3,593,847	3,697,284	(103,437)

					(1,335,313)

Net unrealized appreciation on open futures contracts					$6,122,460

See Notes to Schedule of Investments.

36	Western Asset Corporate Bond Fund 2023 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

At March 31, 2023, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	8,068,256	USD	8,733,250	BNP Paribas SA	4/18/23	$25,547
MXN	67,770,000	USD	3,423,765	Goldman Sachs Group Inc.	4/18/23	323,814
BRL	9,041,115	USD	1,688,098	JPMorgan Chase & Co.	4/18/23	90,487
JPY	848,173,056	USD	6,724,381	JPMorgan Chase & Co.	4/18/23	(318,015)
USD	5,717,078	GBP	4,680,566	Morgan Stanley & Co. Inc.	4/18/23	(59,029)

Net unrealized appreciation on open forward foreign currency contracts						$62,804

Abbreviation(s) used in this table:

BRL	— Brazilian Real
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
MXN	— Mexican Peso
USD	— United States Dollar

At March 31, 2023, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]		TERMINATION DATE	IMPLIED CREDIT SPREAD AT MARCH 31, 2023[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Morgan Stanley & Co. Inc. (Volkswagen International Finance NV, 4.210%, due 11/16/24)	4,500,000	EUR	12/20/24	0.597%	1.000% quarterly	$33,049	$18,664	$14,385

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION[4]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]		TERMINATION DATE	IMPLIED CREDIT SPREAD AT MARCH 31, 2023[3]	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Morgan Stanley & Co. Inc. (Daimler AG, 1.400%, due 1/12/24)	4,500,000	EUR	12/20/24	0.341%	1.000% quarterly	$(54,290)	$(35,609)	$(18,681)

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2023 Quarterly Report	37

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION[4]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE[5]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Markit CDX.NA.HY.40 Index	$19,450,000	6/20/28	5.000% quarterly	$(292,069)	$58,861	$(350,930)
Markit CDX.NA.IG.40 Index	40,170,000	6/20/28	1.000% quarterly	(459,430)	(270,289)	(189,141)

Total	$59,620,000			$(751,499)	$(211,428)	$(540,071)

1

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

3

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

4

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

5

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

Abbreviation(s) used in this table:

EUR	— Euro

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

38	Western Asset Corporate Bond Fund 2023 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Corporate Bond Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third

39

Notes to Schedule of Investments (unaudited) (continued)

party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

40

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$373,996,299	$3,178,969	$377,175,268
Other Corporate Bonds & Notes	—	728,890,867	—	728,890,867
Sovereign Bonds	—	24,583,567	—	24,583,567
Senior Loans	—	6,324,945	—	6,324,945
Asset-Backed Securities	—	6,175,867	—	6,175,867
Municipal Bonds	—	5,093,597	—	5,093,597
Convertible Bonds & Notes	—	3,652,762	—	3,652,762
U.S. Government & Agency Obligations	—	2,702,923	—	2,702,923
Preferred Stocks:
Financials	$2,144,986	338,972	—	2,483,958
Collateralized Mortgage Obligations	—	1,534,327	—	1,534,327

Total Long-Term Investments	2,144,986	1,153,294,126	3,178,969	1,158,618,081

Short-Term Investments†	118,647	—	—	118,647

Total Investments	$2,263,633	$1,153,294,126	$3,178,969	$1,158,736,728

Other Financial Instruments:
Futures Contracts††	$7,471,805	—	—	$7,471,805
Forward Foreign Currency Contracts††	—	$439,848	—	439,848
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	33,049	—	33,049

Total Other Financial Instruments	$7,471,805	$472,897	—	$7,944,702

Total	$9,735,438	$1,153,767,023	$3,178,969	$1,166,681,430

41

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$1,349,345	—	—	$1,349,345
Forward Foreign Currency Contracts††	—	$377,044	—	377,044
OTC Credit Default Swaps on Corporate Issues - Buy Protection‡	—	54,290	—	54,290
Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection††	—	540,071	—	540,071

Total	$1,349,345	$971,405	—	$2,320,750

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

‡	Value includes any premium paid or received with respect to swap contracts.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended March 31, 2023. The following transactions were effected in such company for the period ended March 31, 2023.

	Affiliate Value at December 31,	Purchased		Sold
	2022	Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$12,482,788	$184,558,860	184,558,860	$196,923,001	196,923,001

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2023
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$91,585	—	$118,647

42